Reporting Entity	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Reporting Entity
1.
Reporting Entity
(a)
Description of the Parent Company

LG Display Co., Ltd. (the " Parent Company ") was incorporated in February 1985 and the Parent Company is a public corporation listed in the Korea Exchange since 2004. The main business of the Parent Company and its subsidiaries (the “Group”) is to manufacture and sell displays and its related products. As of December 31, 2024, the Group is operating Thin Film Transistor Liquid Crystal Display (“TFT-LCD”) and Organic Light Emitting Diode (“OLED”) panel manufacturing plants in Gumi, Paju and China and TFT-LCD and OLED module manufacturing plants in Gumi, Paju, China and Vietnam. The Parent Company is domiciled in the Republic of Korea with its address at 128 Yeoui-daero, Yeongdeungpo-gu, Seoul, Republic of Korea. As of December 31, 2024, LG Electronics Inc., a major shareholder of the Parent Company, owns 36.72% (183,593,206 shares) of the Parent Company’s common stock.

As of December 31, 2024, 500,000,000 shares of the Parent Company's common stock are listed on Korea Exchange under the identifying code 034220, and 20,944,314 American Depository Shares ("ADSs", 2 ADSs represent one share of common stock) are listed on the New York Stock Exchange under the symbol "LPL".

(b)
Consolidated Subsidiaries as of December 31, 2024

(In millions)
Subsidiaries	Location	Percentage of ownership(%)	Closing month	Date of incorporation	Business
LG Display America, Inc.	San Jose,U.S.A.	100	December	September 24, 1999	Sales of display products
LG Display Germany GmbH	Eschborn, Germany	100	December	October 15, 1999	Sales of display products
LG Display Japan Co., Ltd.	Tokyo, Japan	100	December	October 12, 1999	Sales of display products
LG Display Taiwan Co., Ltd.	Taipei, Taiwan	100	December	April 12, 1999	Sales of display products
LG Display Nanjing Co., Ltd.	Nanjing, China	100	December	July 15, 2002	Production of display products
LG Display Shanghai Co., Ltd.	Shanghai, China	100	December	January 16, 2003	Sales of display products
LG Display Guangzhou Co., Ltd.(*1)	Guangzhou, China	100	December	June 30, 2006	Production of display products
LG Display Shenzhen Co., Ltd.	Shenzhen, China	100	December	July 27, 2007	Sales of display products
LG Display Singapore Pte. Ltd.	Singapore	100	December	November 4, 2008	Sales of display products
L&T Display Technology (Fujian) Limited	Fujian, China	51	December	December 7, 2009	Production and sales of LCD module and LCD monitor sets
LG Display Yantai Co., Ltd.	Yantai, China	100	December	March 17, 2010	Production of display products
Nanumnuri Co., Ltd.	Gumi, South Korea	100	December	March 21, 2012	Business facility maintenance
LG Display (China) Co., Ltd.(*1)(*2)	Guangzhou, China	80	December	December 10, 2012	Production and sales of display products
Unified Innovative Technology, LLC	Wilmington, U.S.A.	100	December	March 12, 2014	Intellectual property management
LG Display Guangzhou Trading Co., Ltd.	Guangzhou, China	100	December	April 28, 2015	Sales of display products
Global OLED Technology, LLC	Sterling, U.S.A.	100	December	December 18, 2009	OLED intellectual property management
LG Display Vietnam Haiphong Co., Ltd.	Haiphong, Vietnam	100	December	May 5, 2016	Production and sales of display products
Suzhou Lehui Display Co., Ltd.	Suzhou, China	100	December	July 1, 2016	Production and sales of LCD module and LCD monitor sets
LG DISPLAY FUND I LLC(*3)	Wilmington, U.S.A.	100	December	May 1, 2018	Investment in venture business and technologies
LG Display High-Tech (China) Co., Ltd.	Guangzhou, China	70	December	July 11, 2018	Production and sales of display products

1.
Reporting Entity, Continued
(b)
Consolidated Subsidiaries as of December 31, 2024, Continued

(*1) For the year ended December 31, 2024, the contract to sell 80% of its stake in LG Display (China) Co., Ltd. and 100% of its stake in LG Display Guangzhou Co., Ltd. was signed. As a result, the assets and liabilities held by LG Display (China) Co., Ltd. and LG Display Guangzhou Co., Ltd. are presented as assets and liabilities held for sale.

(*2) For the year ended December 31, 2024, the Group acquired 10% equity interests in LG Display (China) Co., Ltd. for ~~W~~245,362 million from non-controlling shareholders.

(*3) For the year ended December 31, 2024, the Parent Company contributed ~~W~~6,831 million in cash for the capital increase of LG DISPLAY FUND I LLC. There was no change in the Parent Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.

(c) Information of subsidiaries (before elimination of intercompany transactions) which have material non-controlling interests as of and for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022
	LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interests (%)		30

Current assets	₩	2,112,295
Non-current assets		3,546,253
Current liabilities		820,041
Non-current liabilities		2,323,249
Net assets		2,515,258
Book value of non-controlling interests		753,191

Revenue	₩	2,766,043
Loss for the year		(561,016)
Loss attributable to non-controlling interests		(168,474)

Cash flows from operating activities	₩	153,043
Cash flows from investing activities		424,405
Cash flows used in financing activities		(455,746)
Effect of exchange rate fluctuations on cash and cash equivalents		(7,471)
Net increase in cash and cash equivalents		114,231
Cash and cash equivalents at January 1		39,330
Cash and cash equivalents at December 31		153,561

1.
Reporting Entity, Continued

(In millions of won)
	2023
	LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interests (%)		30

Current assets	₩	3,796,310
Non-current assets		2,621,361
Current liabilities		978,596
Non-current liabilities		2,586,633
Net assets		2,852,442
Book value of non-controlling interests		854,346

Revenue	₩	2,432,838
Profit for the year		374,836
Profit attributable to non-controlling interests		112,451

Cash flows from operating activities	₩	777,354
Cash flows used in investing activities		(979,167)
Cash flows from financing activities		365,898
Effect of exchange rate fluctuations on cash and cash equivalents		(3,571)
Net increase in cash and cash equivalents		160,514
Cash and cash equivalents at January 1		153,561
Cash and cash equivalents at December 31		314,075

1.
Reporting Entity, Continued

(In millions of won)
	2024
	LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interests (%)		30

Current assets	₩	5,666,246
Non-current assets		1,964,675
Current liabilities		2,193,788
Non-current liabilities		1,806,321
Net assets		3,630,812
Book value of non-controlling interests		1,087,857

Revenue	₩	2,482,999
Profit for the year		432,402
Profit attributable to non-controlling interests		129,721

Cash flows from operating activities	₩	1,252,886
Cash flows used in investing activities		(1,290,367)
Cash flows used in financing activities		(213,400)
Effect of exchange rate fluctuations on cash and cash equivalents		19,378
Net decrease in cash and cash equivalents		(231,503)
Cash and cash equivalents at January 1		314,075
Cash and cash equivalents at December 31		82,572